Note 2 - Summary of Significant Accounting Policies 1 (Details Textual) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,196	$ 2,158	$ 4,380	$ 4,546	$ 6,012	$ 4,247	$ 0
Gain (Loss), Foreign Currency Transaction, after Tax	1,800	1,100	3,700	1,600	1,576	1,022	594
Operating Lease, Expense	$ 600	$ 500	$ 1,900	$ 1,400	$ 314	$ 54	$ 51
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of Major Customers	2		2		1
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk, Percentage			84.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk, Percentage					72.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers		1		1	2	1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 900		$ 4,400	$ 3,800	$ 4,800
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member] | Minimum [Member]
Concentration Risk, Percentage	10.00%		10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 1,700				$ 3,900
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member] | Minimum [Member]
Concentration Risk, Percentage		10.00%				10.00%